Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,610,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,858.04
Total Offset Amount	0.00
Net Fee	$ 68,858.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false